SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual percentage rates:

%
Computer equipment	33
Office furniture and laboratory equipment	7 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Share-Based Compensation Assumptions
The Company estimates the fair value of share options granted with the following assumptions:

	Year ended
	December 31,
	2016	2015	2014

Dividend yield	0%	0%	0%
Expected volatility	113-116%	116-126%	113-125%
Risk-free interest	1.42-1.79%	1.74-1.96%	1.62-2.27%
Expected life	6.25 years	4.5-6.25 years	4.5-6.25 years